Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 3,828	¥ 11,057
Unearned Income And Deferred Loan Fees	¥ 257,000		¥ 268,000
Accounts Receivable, Noncurrent, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued Investment Income Receivable		Accrued Investment Income Receivable
Accrued income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	¥ 239,000		¥ 260,000
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 10,071		¥ 8,168